Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest expense on deposits:
NOW and MMDAs	$ 141	$ 98
Savings accounts	13	11
Certificates of deposit	664	717
Total	$ 818	$ 826